Consolidated Statement of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Revenue	$ 33,647	$ 32,250
Costs of sales	(28,524)	(4,977)
Gross profit	5,123	27,273
General and administrative expenses	(12,814)	(9,316)	(279)
Gain on sale of assets	1,356
Depreciation of property, plant and equipment	(420)	(103)
Amortization of intangible assets	(840)	(548)
Operating (loss)/profit	(7,595)	17,306	(279)
Restructuring costs	(1,873)
Impairment of assets	(10,191)
Impairment of goodwill	(11,092)
Transaction costs		(5,800)
Finance income	9	13
Finance expense	(3,395)	(600)	(2)
(Loss)/profit before taxation	(34,137)	10,919	(281)
Income tax expense	6,258	(5,338)
(Loss)/profit for the year	(27,879)	5,581	(281)
Other comprehensive income
Currency translation differences recognized directly in equity	222	599
Total comprehensive (loss)/income for the year	$ (27,658)	$ 6,180	$ (281)
Earnings per share
Basic (in dollars per share)	$ (2.06)	$ 0.73	$ (0.05)
Diluted (in dollars per share)	$ (2.06)	$ 0.73	$ (0.05)